UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007
                                               --------------------

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            HEALTHINVEST PARTNERS AB
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Address:         ARSENALSGATAN 4
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                 SE-111 47 STOCKHOLM, SWEDEN
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Form 13F File Number: 28-12171
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Anders Hallberg
Title:       Managing Director and CEO
Phone:       011 46 (0) 8 440 38 31

Signature, Place, and Date of Signing:

/s/ ANDERS HALLBERG          Stockholm, Sweden         August 14, 2007
-----------------------   -------------------------   ---------------------
     [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
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Form 13F Information Table Entry Total:          30
                                         -----------------

Form 13F Information Table Value Total:       243,332
                                         -----------------
                                          (thousands)
List of Other Included Managers:

None

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

Column 1                  Column 2       Column3    Column 4   Column 5               Column 6   Column 7          Column 8
                          Title of                    Value    Shares or  Sh/  Put/  Investment   Other    Voting  Authority
Name of Issuer              Class         CUSIP     (x$1000)    Prn Amt   Prn  call  Discretion  Managers   Sole    Shared    None
----------------------  -------------  -----------  ---------  ---------  ---  ----  ----------  --------  ------  ---------  ----


AFP Imaging             COM            001058 10 6     6,010   3,535,500  Sh         DEFINED            1  Sole
Allion Healthcare Inc.  COM            019615 10 3     8,067   1,367,364  Sh         DEFINED            1  Sole
Almost Family Inc.      COM            020409 10 8     6,617     343,725  Sh         DEFINED            1  Sole
American SVC Group Inc  COM            02364L 10 9    14,142     835,817  Sh         DEFINED            1  Sole
Angeion Corp            COM            03462H 40 4     2,585     319,147  Sh         DEFINED            1  Sole
Apria Healthcare Group  COM            037933 10 8     5,754     200,000  Sh         DEFINED            1  Sole
Axcan Pharma            COM            054923 10 7     5,103     263,991  Sh         DEFINED            1  Sole
Bio Imaging
Technologies Inc        COM            09056N 10 3     4,444     650,678  Sh         DEFINED            1  Sole
Candela Corp            COM            136907 10 2    23,417   2,022,233  Sh         DEFINED            1  Sole
Centene Corp Del        COM            15135B 10 1     5,994     279,825  Sh         DEFINED            1  Sole
Emergency Medical
 SVCS Corp              COM            29100P 10 2     8,194     209,399  Sh         DEFINED            1  Sole
Encorium Group Inc.     COM            29257R 10 9     1,055     349,214  Sh         DEFINED            1  Sole
FPIC Ins Group Inc      COM            302563 10 1    18,302     448,916  Sh         DEFINED            1  Sole
Health Grades Inc       COM            42218Q 10 2     8,577   1,317,533  Sh         DEFINED            1  Sole
Healthstream Inc        COM            42222N 10 3     2,494     700,524  Sh         DEFINED            1  Sole
Humana Inc              COM            444859 10 2     6,091     100,000  Sh         DEFINED            1  Sole
Integra Lifesciences
 Hldgs Corp             COM            457985 20 8     5,880     118,985  Sh         DEFINED            1  Sole
Integramed Amer Inc     COM            45810N 30 2     8,126     725,531  Sh         DEFINED            1  Sole
Lifecore
 Biomedical Inc         COM PAR $.001  532187 10 1    15,143     954,188  Sh         DEFINED            1  Sole
Memry Corp              COM            586263 20 4     3,099   1,901,447  Sh         DEFINED            1  Sole
Microtek Medical
Hldgs Inc               COM            59515B 10 9     5,594   1,216,183  Sh         DEFINED            1  Sole
Neurometrix Inc         COM            64125 510 4     1,683     173,312  Sh         DEFINED            1  Sole
Ophthalmic Imaging
 Systems                COM            683737 20 9     3,032   1,546,932  Sh         DEFINED            1  Sole
PHC Inc- CL A           COM            693315 10 3     4,172   1,368,020  Sh         DEFINED            1  Sole
Somanetics Corp         COM            834445 40 5     9,645     526,787  Sh         DEFINED            1  Sole
Sonic Innovations Inc   COM            83545M 10 9    16,297   1,862,508  Sh         DEFINED            1  Sole
Theragenics Corp        COM            883375 10 7    13,702   3,285,934  Sh         DEFINED            1  Sole
Trimeris Inc            COM            896263 10 0    11,110   1,624,228  Sh         DEFINED            1  Sole
Universal Amern
 Finl Corp              COM            913377 10 7     5,869     275,781  Sh         DEFINED            1  Sole
Watson
 Pharmaceuticals Inc    COM            942683 10 3     8,458     260,000  Sh         DEFINED            1  Sole
Zymogenetics Inc        COM            98985T 10 9     4,676     320,034  Sh         DEFINED            1  Sole